Loans And Allowance For Credit Losses (Credit Quality Indicators Of Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	¥ 84,587,528	[1]	¥ 77,550,362	[1]
MUAH's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated	59,963		66,892
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	54,895,738	[1]	53,488,099	[1]
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	11,530,107	[1]	11,755,777	[1]
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	980,046	[1]	1,055,359	[1]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,605,152	[1]	10,654,379	[1]
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	2,679,580	[1]	2,866,443	[1]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	8,445,977	[1]	8,294,458	[1]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,984,994	[1]	3,620,917	[1]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,443,036	[1]	1,313,871	[1]
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	13,492,802	[1]	12,186,346	[1]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,734,044	[1]	1,740,549	[1]
Commercial [Member] | Foreign-excluding MUAH [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade			23,960,950	[1]
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	29,616,050	[1]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	75,740	[1]	101,313	[1]
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	14,978,305	[1]	15,201,233	[1]
Loans, Accrual	14,864,856		15,067,823
Loans, Nonaccrual	113,449		133,410
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	608,621	[1]	671,605	[1]
Loans, Accrual	535,511		582,510
Loans, Nonaccrual	73,110		89,095
MUAH [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,179,588	[1],[2]	5,187,354	[1],[2]
MUAH [Member] | Credit Quality Based on the Number of Delinquencies [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Accrual	3,003,826		2,260,777
Loans, Nonaccrual	34,989		31,342
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Pass	3,946,961		2,745,365
Loans, Special Mention	98,645		69,437
Loans, Classified	95,167		80,433
Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,075,861	[1]
Loans, Normal	2,923,087
Loans, Special Mention	101,184
Loans, Substandard or Doubtful or Doubtful of Loss	51,590
Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	79,040,504		70,471,370
Normal [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	50,608,911		48,099,471
Normal [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,032,892		10,062,399
Normal [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	786,640		797,513
Normal [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	9,747,076		9,570,082
Normal [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	2,279,379		2,417,737
Normal [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,582,548		7,297,267
Normal [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,959,266		3,239,735
Normal [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,349,217		1,183,208
Normal [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	13,274,021		11,951,463
Normal [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,597,872		1,580,067
Normal [Member] | Commercial [Member] | Foreign-excluding MUAH [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade			22,340,927
Normal [Member] | Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	28,399,163
Normal [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	32,430		30,972
Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	4,714,273		6,058,958
Close Watch [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,549,135		4,476,760
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,329,356		1,481,403
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	163,313		220,465
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	716,302		898,619
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	328,142		362,719
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	651,659		747,938
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	18,494		367,189
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	68,863		98,722
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	182,727		192,291
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	90,279		107,414
Close Watch [Member] | Commercial [Member] | Foreign-excluding MUAH [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade			1,530,191
Close Watch [Member] | Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,132,038
Close Watch [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	33,100		52,007
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	832,751		1,020,034
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	737,692		911,868
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	167,859		211,975
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	30,093		37,381
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	141,774		185,678
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	72,059		85,987
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	211,770		249,253
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,234		13,993
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	24,956		31,941
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	36,054		42,592
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	45,893		53,068
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Foreign-excluding MUAH [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade			89,832
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	84,849
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	¥ 10,210		¥ 18,334

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of MUAH do not include Federal Deposit Insurance Corporation ("FDIC") covered loans and small business loans which are not individually rated totaling ¥66,892 million and ¥59,963 million as of March 31, 2013 and 2014, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.